Other income (expense), net - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Other Operating Income Expense [Abstract]
Valuation gains of financial instruments measured at FVPL		$ 7.5	$ 36.8	$ 17.0
Financial income on marketable securities & cash equivalents		0.0	0.0	0.9
Exchange gains		13.0	0.0	2.4
Interest income		10.0	2.5	5.5
Other financial income		4.6	1.0	1.6
Other income		35.2	40.3	27.4
Valuation losses of financial instruments measured at FVPL		(84.6)	(1.8)	(1.1)
Exchange losses			(14.8)
Losses on disposal of PP&E and Intangible assets		(1.5)	(1.5)
Other financial expenses		(1.5)	(1.6)	(2.8)
Other expenses		(87.6)	(19.7)	(3.9)
Other income (expense), net	[1]	$ (52.4)	$ 20.6	$ 23.5

[1]	The notes are an integral part of these consolidated financial statements.